Provisions - Summary of Legal Claims and Other Costs (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other provisions [line items]
Total provisions for legal claims and other costs	€ 153	€ 149	€ 163
Legal claims and other costs [member]
Disclosure of other provisions [line items]
Maintenance and customer related provisions	25	14
Litigation	36	35
Disease claims	3	4
Other	3	3
Total provisions for legal claims and other costs	€ 67	€ 56	€ 67